Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Premises and Equipment
Land	$ 4,373	$ 3,851
Buildings and improvements	19,054	18,371
Furniture and equipment	20,607	26,156
Construction in process	532	3,028
Total premises and equipment	44,566	51,406
Less accumulated depreciation	(27,864)	(33,201)
Total net premises and equipment	$ 16,702	$ 18,205